Dividend Declaration	12 Months Ended
Sep. 30, 2023
Dividend Declaration [Abstract]
DIVIDEND DECLARATION

NOTE 15. DIVIDEND DECLARATION

During the years ended September 30, 2021, 2022, and 2023, the Group declared dividends to its shareholder of HK$17.0 million, HK$8.0 million, and nil, respectively. The dividends were settled on July 30, 2021 and August 1, 2022.